Finance debt (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Opening balance	$ 29,954	$ 35,700
Proceeds from finance debt	2,210	2,880
Repayment of principal (*)	(4,238)	(9,196)
Repayment of interest (*)	(1,964)	(1,846)
Accrued interest (**)	2,258	2,263
Foreign exchange/ inflation indexation charges	(39)	(460)
Translation adjustment	637	613
Modification of contractual cash flows	(17)
Ending balance	28,801	29,954
Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Opening balance	4,907	4,517
Proceeds from finance debt	925	853
Repayment of principal (*)	(331)	(1,013)
Repayment of interest (*)	(324)	(292)
Accrued interest (**)	436	396
Foreign exchange/ inflation indexation charges	111	120
Translation adjustment	383	326
Modification of contractual cash flows	(17)
Ending balance	6,090	4,907
Foreign countries [member]
IfrsStatementLineItems [Line Items]
Opening balance	25,047	31,183
Proceeds from finance debt	1,285	2,027
Repayment of principal (*)	(3,907)	(8,183)
Repayment of interest (*)	(1,640)	(1,554)
Accrued interest (**)	1,822	1,867
Foreign exchange/ inflation indexation charges	(150)	(580)
Translation adjustment	254	287
Ending balance	$ 22,711	$ 25,047